Shareholders’ Deficit - Schedule of Assumptions Used to Calculate the Fair Value of Warrants (Details)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input [Extensible Enumeration]		Pricing model utilized [Member]		Pricing model utilized [Member]
Risk free rate range [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input			4.24
Risk free rate range [Member] | Minimum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.16	3.65	3.65	3.45
Risk free rate range [Member] | Maximum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.69	4.69	5.43
Measurement Input, Expected Term [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	10
Measurement Input, Expected Term [Member] | Minimum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		5	5	0.28
Measurement Input, Expected Term [Member] | Maximum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		10	10	5
Volatility range [Member] | Minimum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	172.21	139.73	139.73	126.3
Volatility range [Member] | Maximum [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	175.32	173.25	173.25	165.2
Dividend yield [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0	0
Expected forfeiture [Member]
Schedule of Assumptions Used to Calculate the Fair Value of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	44	33	33	20